T. ROWE PRICE International Equity Index Fund
July 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.0%
Common Stocks 0.0%
Tenaris (EUR)  19,650 200
Total Argentina (Cost
$338
)
200
AUSTRALIA 6.9%
Common Stocks 6.9%
Afterpay (1) 9,030 642
AGL Energy  25,000 132
Ampol  9,420 196
APA Group  47,336 332
Aristocrat Leisure  23,501 720
ASX  7,845 444
Aurizon Holdings  76,814 218
AusNet Services  79,089 106
Australia & New Zealand Banking Group  118,409 2,411
BHP Group  128,815 5,060
BlueScope Steel  20,165 358
Brambles  61,499 526
Cochlear  2,662 482
Coles Group  54,051 696
Commonwealth Bank of Australia  73,824 5,412
Computershare  22,558 259
Crown Resorts (1) 13,680 87
CSL  18,934 4,031
Dexus  44,216 334
Domino's Pizza Enterprises  2,447 210
Endeavour Group (1) 52,654 256
Evolution Mining  71,101 216
Fortescue Metals Group  70,467 1,288
Goodman Group  69,188 1,151
GPT Group  78,931 271
Insurance Australia Group  98,157 350
James Hardie Industries, CDI  17,956 606
Lendlease  27,613 248
Macquarie Group  14,303 1,652
Magellan Financial Group  5,736 207
Medibank  114,600 279
Mirvac Group  159,404 335
National Australia Bank  137,201 2,616
Newcrest Mining  33,979 657
Northern Star Resources  44,840 334

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Oil Search  82,141 230
Orica  16,283 148
Origin Energy  70,658 213
Qantas Airways (1) 36,999 125
QBE Insurance Group  59,533 477
Ramsay Health Care  7,419 351
REA Group  2,114 252
Reece  12,848 223
Rio Tinto  15,280 1,498
Santos  76,058 359
Scentre Group  210,315 401
SEEK  13,956 302
Sonic Healthcare  18,890 558
South32  194,428 426
Stockland  95,681 309
Suncorp Group  51,094 434
Sydney Airport (1) 53,051 305
Tabcorp Holdings  89,836 328
Telstra  168,672 470
Transurban Group  113,934 1,202
Treasury Wine Estates  29,268 257
Vicinity Centres  156,011 178
Washington H. Soul Pattinson  3,829 92
Wesfarmers  47,182 2,127
Westpac Banking  152,658 2,742
WiseTech Global  5,903 134
Woodside Petroleum  40,040 643
Woolworths Group  52,654 1,506
Xero (1) 5,357 556
Total Australia (Cost
$37,273
)
49,968
AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank  11,334 439
OMV  5,908 319
Raiffeisen Bank International  5,939 141
Verbund  2,732 252
voestalpine  4,656 205
Total Austria (Cost
$1,301
)
1,356

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
BELGIUM 0.9%
Common Stocks 0.9%
Ageas  7,286 385
Anheuser-Busch InBev  31,707 2,001
Argenx (1) 1,908 583
Colruyt  2,222 126
Elia Group  1,287 152
Groupe Bruxelles Lambert  4,573 532
KBC Group  10,404 838
Proximus  6,103 125
Sofina  618 290
Solvay  3,001 401
UCB  5,120 554
Umicore  8,203 509
Total Belgium (Cost
$4,601
)
6,496
CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)  15,967 332
Total Chile (Cost
$158
)
332
CHINA 0.0%
Common Stocks 0.0%
Futu Holdings, ADR (USD) (1)(2) 2,000 205
Total China (Cost
$286
)
205
DENMARK 2.6%
Common Stocks 2.6%
Ambu, Class B  6,617 245
AP Moller - Maersk, Class A  150 401
AP Moller - Maersk, Class B  234 649
Carlsberg, Class B  4,287 792
Chr Hansen Holding  4,271 384
Coloplast, B Shares  4,944 904
Danske Bank  27,928 489
Demant (1) 4,507 275
DSV Panalpina  8,614 2,100
Genmab (1) 2,727 1,233
GN Store Nord  5,184 454

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Novo Nordisk, Class B  71,653 6,633
Novozymes, B Shares  8,427 662
Orsted  7,872 1,168
Pandora  4,049 524
ROCKWOOL International, B Shares  324 172
Tryg  14,607 361
Vestas Wind Systems A  42,023 1,550
Total Denmark (Cost
$7,505
)
18,996
EUROPE/FAR EAST 1.3%
Equity Mutual Funds 1.3%
iShares Core MSCI EAFE, ETF (USD)  119,403 9,021
Total Europe/Far East (Cost
$7,762
)
9,021
FINLAND 1.1%
Common Stocks 1.1%
Elisa  5,706 367
Fortum  17,984 495
Kesko, B Shares  10,989 471
Kone, Class B  14,097 1,168
Neste  17,605 1,082
Nokia (1) 171,028 1,051
Nokia, Ordinary Shares (1)(2) 57,926 356
Orion, Class B  4,261 181
Sampo, A Shares  20,754 999
Stora Enso, R Shares  23,555 466
UPM-Kymmene  22,210 908
Wartsila  19,205 289
Total Finland (Cost
$6,247
)
7,833
FRANCE 11.4%
Common Stocks 11.4%
Accor (1) 6,950 246
Aeroports de Paris (1) 1,235 150
Air Liquide  19,711 3,428
Airbus (1) 24,473 3,357
Alstom (2) 11,531 478
Amundi  2,433 225
ArcelorMittal  29,829 1,042
Arkema  2,796 356

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Atos  3,979 190
AXA  80,508 2,085
BioMerieux  1,662 198
BNP Paribas  46,806 2,854
Bollore  36,513 204
Bouygues  9,230 356
Bureau Veritas  11,894 393
Capgemini  6,672 1,442
Carrefour  25,517 474
Cie de Saint-Gobain  20,952 1,498
Cie Generale des Etablissements Michelin  7,050 1,152
CNP Assurances  7,143 121
Covivio  2,104 198
Credit Agricole  48,548 677
Danone  27,144 1,997
Dassault Aviation  104 124
Dassault Systemes  27,490 1,516
Edenred  10,261 596
Eiffage  3,428 349
Electricite de France  25,133 305
Engie  76,003 1,014
EssilorLuxottica  11,874 2,242
Eurazeo  1,810 175
Eurofins Scientific  5,556 665
Faurecia, Borsa Italiana S.P.A  756 34
Faurecia, Euronext Paris  4,029 180
GDF Suez (1)(3) 2,058 —
Gecina  1,921 305
Getlink  17,652 283
Hermes International  1,318 2,015
Iliad  562 121
Ipsen  1,513 162
Kering  3,121 2,800
Klepierre  8,588 208
La Francaise des Jeux SAEM  3,874 207
L'Oreal  10,484 4,796
Legrand  11,129 1,254
LVMH Moet Hennessy Louis Vuitton  11,552 9,249
Orange  83,018 924
Orpea  2,093 266
Pernod Ricard  8,718 1,924
Publicis Groupe  9,278 586
Remy Cointreau  915 201
Renault (1) 7,783 296
Safran  14,223 1,861
Sanofi  47,150 4,860

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Sartorius Stedim Biotech  1,120 639
Schneider Electric  22,417 3,755
SCOR  6,598 184
SEB  1,105 184
Societe Generale  33,735 988
Sodexo (1) 3,549 302
STMicroelectronics  28,418 1,169
Suez (2) 14,381 335
Teleperformance  2,444 1,031
Thales  4,314 453
TotalEnergies  103,962 4,533
Ubisoft Entertainment (1) 3,682 233
Unibail-Rodamco-Westfield (1) 4,349 362
Unibail-Rodamco-Westfield, CDI (AUD) (1) 26,273 113
Valeo  9,555 276
Veolia Environnement  21,820 716
Vinci  22,153 2,345
Vivendi (2) 29,546 998
Wendel  1,059 149
Worldline (1) 9,887 925
Total France (Cost
$57,334
)
82,329
GERMANY 9.2%
Common Stocks 8.6%
adidas  7,923 2,876
Allianz  17,156 4,264
Aroundtown  45,637 357
BASF  38,220 3,003
Bayer  40,881 2,436
Bechtle  1,098 227
Beiersdorf  4,081 485
BMW  14,131 1,405
Brenntag  6,256 625
Carl Zeiss Meditec  1,630 363
Commerzbank (1) 41,691 269
Continental (1) 4,454 605
Covestro  8,039 518
Daimler  35,615 3,178
Delivery Hero (1) 6,535 977
Deutsche Bank (1) 86,003 1,084
Deutsche Boerse  7,906 1,319
Deutsche Lufthansa (1)(2) 12,101 137
Deutsche Post  41,248 2,795
Deutsche Telekom  138,694 2,879

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Deutsche Wohnen  14,225 888
E.ON  93,424 1,149
Evonik Industries  8,491 295
Fresenius  17,400 915
Fresenius Medical Care  8,629 680
GEA Group  6,122 271
Hannover Rueck  2,442 411
HeidelbergCement  6,025 534
HelloFresh (1) 6,701 628
Henkel  3,972 361
Infineon Technologies  54,342 2,077
KION Group  2,906 309
Knorr-Bremse  2,937 333
LANXESS  3,333 241
LEG Immobilien  3,000 474
Merck  5,378 1,101
MTU Aero Engines  2,150 538
Munich Re  5,830 1,573
Nemetschek  2,317 205
Puma  4,283 525
QIAGEN (1) 9,238 495
Rational  206 224
RTL Group  1,377 78
RWE  26,732 951
SAP  43,453 6,236
Scout24  4,357 373
Siemens  31,833 4,967
Siemens Energy (1) 16,182 440
Siemens Healthineers  10,882 718
Symrise  5,354 789
TeamViewer (1) 6,694 225
Telefonica Deutschland Holding  42,154 114
Uniper  8,150 318
United Internet  4,281 177
Volkswagen  1,233 409
Vonovia  22,370 1,489
Zalando (1) 6,904 767
62,080
Preferred Stocks 0.6%
BMW  1,941 167
FUCHS PETROLUB  2,814 140
Henkel  7,723 783
Porsche Automobil Holding  6,200 671
Sartorius  1,440 871

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Volkswagen  7,876 1,918
4,550
Total Germany (Cost
$46,387
)
66,630
HONG KONG 3.0%
Common Stocks 3.0%
AIA Group  503,200 6,021
Bank of East Asia  54,580 90
BOC Hong Kong Holdings  150,000 482
Brightoil Petroleum Holdings (1)(3) 109,000 —
Budweiser Brewing APAC  69,800 195
Chow Tai Fook Jewellery Group  81,200 170
CK Asset Holdings  104,800 713
CK Hutchison Holdings  112,300 820
CK Infrastructure Holdings  26,500 160
CLP Holdings  68,400 705
ESR Cayman (1) 80,600 283
Galaxy Entertainment Group (1) 90,000 610
Hang Lung Properties  84,000 217
Hang Seng Bank  31,000 594
Henderson Land Development  58,773 263
HK Electric Investments & HK Electric Investments  107,500 109
HKT Trust & HKT  153,000 208
Hong Kong & China Gas  466,277 758
Hong Kong Exchanges & Clearing  50,100 3,202
Hongkong Land Holdings (USD)  48,600 220
Jardine Matheson Holdings (USD)  8,900 530
Link  86,600 828
Melco Resorts & Entertainment, ADR (USD) (1) 8,700 121
MTR  62,500 371
New World Development  61,625 292
PCCW  170 —
Power Assets Holdings  56,000 362
Sands China (1) 98,400 335
Sino Land  127,800 196
SJM Holdings (1) 69,000 62
Sun Hung Kai Properties  54,500 780
Swire Pacific, Class A  19,500 121
Swire Properties  47,000 134
Techtronic Industries  57,000 1,016
WH Group  388,000 321
Wharf Real Estate Investment (2) 68,100 385
Wynn Macau (1) 54,400 70

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Xinyi Glass Holdings  74,000 277
Total Hong Kong (Cost
$13,662
)
22,021
IRELAND 0.7%
Common Stocks 0.7%
CRH  32,668 1,634
DCC (GBP)  3,952 331
Flutter Entertainment (1) 2,424 414
Flutter Entertainment (GBP) (1) 4,484 766
Kerry Group, Class A  6,618 984
Kingspan Group  6,234 677
Smurfit Kappa Group  9,860 556
Total Ireland (Cost
$3,124
)
5,362
ISRAEL 0.5%
Common Stocks 0.5%
Azrieli Group  1,703 136
Bank Hapoalim  45,977 366
Bank Leumi Le-Israel (1) 58,828 449
Check Point Software Technologies (USD) (1) 4,600 585
CyberArk Software (USD) (1) 1,600 227
Elbit Systems  1,064 140
ICL Group  28,578 208
Israel Discount Bank, Class A (1) 48,437 227
Mizrahi Tefahot Bank (1) 5,628 171
Nice (1) 2,527 703
Teva Pharmaceutical Industries, ADR (USD) (1)(2) 45,600 440
Total Israel (Cost
$2,355
)
3,652
ITALY 2.4%
Common Stocks 2.4%
Amplifon  5,009 247
Assicurazioni Generali  45,640 910
Atlantia (1) 20,062 364
CNH Industrial  41,434 692
Davide Campari-Milano  23,517 331
DiaSorin  1,019 207
Enel  338,446 3,119
Eni  105,026 1,242
EXOR  4,391 361

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Ferrari  5,245 1,143
FinecoBank Banca Fineco (1) 24,680 442
Infrastrutture Wireless Italiane  13,521 153
Intesa Sanpaolo  687,262 1,899
Mediobanca Banca di Credito Finanziario (1) 27,943 327
Moncler  7,844 539
Nexi (1) 17,793 381
Poste Italiane  21,154 280
Prysmian  10,600 380
Recordati Industria Chimica e Farmaceutica  4,234 262
Snam  83,912 508
Stellantis, Borsa Italiana S.P.A  44,448 852
Stellantis, Euronext Paris  41,483 796
Telecom Italia  240,704 112
Telecom Italia  425,887 186
Terna Rete Elettrica Nazionale  56,970 452
UniCredit  88,442 1,058
Total Italy (Cost
$15,899
)
17,243
JAPAN 22.4%
Common Stocks 22.4%
ABC-Mart  1,300 72
Acom  14,200 58
Advantest  8,100 715
Aeon  27,200 744
Aeon Mall  40 1
AGC  7,800 334
Aisin Seiki  6,400 259
Ajinomoto  19,400 494
ANA Holdings (1) 6,300 148
Asahi Group Holdings  19,000 855
Asahi Intecc  8,700 236
Asahi Kasei  50,800 554
Astellas Pharma  77,480 1,234
Azbil  5,000 195
Bandai Namco Holdings  8,100 524
Bridgestone  23,800 1,049
Brother Industries  9,800 199
Canon  41,600 958
Capcom  7,000 192
Casio Computer  8,300 135
Central Japan Railway  6,000 873
Chiba Bank  24,000 137
Chubu Electric Power  26,000 312

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Chugai Pharmaceutical  27,900 1,028
Concordia Financial Group  43,000 154
Cosmos Pharmaceutical  800 136
CyberAgent  16,400 295
Dai Nippon Printing  9,900 233
Daifuku  4,100 367
Dai-ichi Life Holdings  43,700 804
Daiichi Sankyo  70,800 1,402
Daikin Industries  10,400 2,172
Daito Trust Construction  2,600 305
Daiwa House Industry  23,500 721
Daiwa House REIT Investment  80 238
Daiwa Securities Group  60,100 316
Denso  18,000 1,237
Dentsu Group (2) 9,000 313
Disco  1,200 343
East Japan Railway  12,600 839
Eisai  10,200 839
ENEOS Holdings  124,320 522
FANUC  8,000 1,792
Fast Retailing  2,400 1,628
Fuji Electric  5,100 223
FUJIFILM Holdings  15,000 1,076
Fujitsu  8,200 1,395
GLP J-Reit  165 295
GMO Payment Gateway  1,700 219
Hakuhodo DY Holdings  8,800 134
Hamamatsu Photonics  5,700 317
Hankyu Hanshin Holdings  9,300 275
Harmonic Drive Systems (2) 1,500 83
Hikari Tsushin  800 139
Hino Motors  12,000 105
Hirose Electric  1,218 182
Hisamitsu Pharmaceutical  2,600 114
Hitachi  40,300 2,318
Hitachi Construction Machinery  3,900 110
Hitachi Metals (1) 8,600 168
Honda Motor  67,800 2,178
Hoshizaki  2,200 185
Hoya  15,500 2,188
Hulic  12,700 145
Ibiden  4,300 228
Idemitsu Kosan  8,052 190
Iida Group Holdings  6,100 147
Inpex  41,500 294
Isuzu Motors  22,300 297

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Ito En  2,100 124
ITOCHU  54,600 1,616
Itochu Techno-Solutions  3,600 110
Japan Airlines (1) 5,700 119
Japan Exchange Group  21,200 482
Japan Metropolitan Fund Invest  283 296
Japan Post Bank  14,700 125
Japan Post Holdings  63,800 542
Japan Post Insurance  9,100 161
Japan Real Estate Investment (2) 53 333
Japan Tobacco (2) 49,900 975
JFE Holdings  19,075 232
JSR  8,200 275
Kajima  18,700 241
Kakaku.com  5,600 153
Kansai Electric Power  29,300 276
Kansai Paint  6,900 169
Kao  20,100 1,210
KDDI  67,100 2,052
Keio  4,200 235
Keisei Electric Railway  5,000 149
Keyence  8,056 4,487
Kikkoman  5,800 355
Kintetsu Group Holdings (1) 6,700 226
Kirin Holdings  34,200 626
Kobayashi Pharmaceutical (2) 2,200 175
Kobe Bussan  5,700 192
Koei Tecmo Holdings  2,340 110
Koito Manufacturing  4,300 263
Komatsu  36,400 912
Konami Holdings  3,700 205
Kose  1,400 221
Kubota (2) 42,000 878
Kurita Water Industries  4,100 199
Kyocera  13,400 828
Kyowa Kirin  10,900 355
Lasertec  3,100 582
Lawson  1,700 85
Lion  9,300 161
Lixil  10,700 292
M3  18,400 1,204
Makita  9,300 484
Marubeni  66,900 569
Marui Group  7,900 138
Mazda Motor (1) 23,700 234
McDonald's Holdings Japan (2) 3,200 144

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Medipal Holdings  7,400 139
MEIJI Holdings  4,940 306
Mercari (1)(2) 4,100 215
MINEBEA MITSUMI  15,200 410
MISUMI Group  11,500 401
Mitsubishi  54,200 1,520
Mitsubishi Chemical Holdings  51,400 431
Mitsubishi Electric  75,900 1,030
Mitsubishi Estate  49,200 772
Mitsubishi Gas Chemical  7,000 146
Mitsubishi HC Capital  28,300 154
Mitsubishi Heavy Industries  13,000 376
Mitsubishi UFJ Financial Group  508,690 2,687
Mitsui  66,100 1,517
Mitsui Chemicals  7,400 236
Mitsui Fudosan  37,700 882
Miura  3,500 155
Mizuho Financial Group  100,410 1,435
MonotaRO  10,200 235
MS&AD Insurance Group Holdings  18,500 572
Murata Manufacturing  23,900 1,983
Nabtesco  4,700 178
NEC  10,400 527
Nexon  19,700 405
NGK Insulators  10,700 171
NH Foods  3,800 153
Nidec  18,644 2,093
Nihon M&A Center  12,200 340
Nintendo  4,700 2,416
Nippon Building Fund  60 388
Nippon Express  3,100 226
Nippon Paint Holdings  28,500 364
Nippon Prologis REIT  85 284
Nippon Sanso Holdings  5,400 120
Nippon Shinyaku  1,900 143
Nippon Steel  34,712 602
Nippon Telegraph & Telephone  53,600 1,373
Nippon Yusen KK  6,600 357
Nissan Chemical  5,100 250
Nissan Motor (1) 94,100 546
Nisshin Seifun Group  9,655 156
Nissin Foods Holdings  2,600 185
Nitori Holdings  3,300 627
Nitto Denko  6,400 476
Nomura Holdings  127,400 638
Nomura Real Estate Holdings  4,400 109

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Nomura Real Estate Master Fund  172 273
Nomura Research Institute  14,281 460
NSK  16,300 135
NTT Data  25,300 392
Obayashi  25,100 205
Obic  2,900 510
Odakyu Electric Railway (2) 12,300 294
Oji Holdings  32,000 185
Olympus  48,500 998
Omron  7,500 642
Ono Pharmaceutical  15,500 354
Oracle Corporation Japan  1,600 120
Oriental Land  8,300 1,137
ORIX  53,200 931
Orix JREIT  106 202
Osaka Gas  14,600 273
Otsuka  4,700 244
Otsuka Holdings  16,200 644
Pan Pacific International Holdings  17,600 367
Panasonic  91,895 1,110
PeptiDream (1) 3,800 157
Persol Holdings  7,100 143
Pigeon (2) 4,700 135
Pola Orbis Holdings (2) 3,700 88
Rakuten  34,900 384
Recruit Holdings  56,500 2,928
Renesas Electronics (1) 52,200 567
Resona Holdings  88,900 334
Ricoh  27,900 305
Rinnai  1,500 139
Rohm  3,600 351
Ryohin Keikaku  10,500 213
Santen Pharmaceutical  14,400 195
SBI Holdings  9,540 228
SCSK  2,100 127
Secom  8,500 643
Sega Sammy Holdings  40 1
Seiko Epson  11,200 193
Sekisui Chemical  15,900 274
Sekisui House (2) 25,000 495
Seven & i Holdings  31,352 1,399
SG Holdings  13,500 363
Sharp  8,600 132
Shimadzu  9,600 387
Shimano  3,100 794
Shimizu  21,100 155

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Shin-Etsu Chemical  14,700 2,398
Shionogi  10,700 564
Shiseido  16,600 1,109
Shizuoka Bank  19,000 137
SMC  2,400 1,427
SoftBank  119,500 1,561
SoftBank Group  52,800 3,320
Sohgo Security Services  3,000 140
Sompo Holdings  13,600 562
Sony Group  52,500 5,485
Square Enix Holdings  3,700 192
Stanley Electric  5,300 138
Subaru  24,900 489
SUMCO  11,500 266
Sumitomo  48,200 655
Sumitomo Chemical  59,800 311
Sumitomo Dainippon Pharma  7,500 130
Sumitomo Electric Industries  30,600 435
Sumitomo Metal Mining  10,000 405
Sumitomo Mitsui Financial Group  54,300 1,830
Sumitomo Mitsui Trust Holdings  14,012 460
Sumitomo Realty & Development  12,800 417
Suntory Beverage & Food  5,600 196
Suzuki Motor  14,900 606
Sysmex  6,800 809
T&D Holdings  22,400 287
Taisei  7,900 266
Taisho Pharmaceutical Holdings  1,600 90
Takeda Pharmaceutical  65,598 2,184
TDK  5,300 605
Terumo  26,900 1,044
THK  4,800 138
TIS  8,700 226
Tobu Railway  7,500 195
Toho  4,200 183
Toho Gas  3,200 156
Tohoku Electric Power  17,300 131
Tokio Marine Holdings  26,300 1,254
Tokyo Century  2,200 121
Tokyo Electric Power Holdings (1) 58,000 155
Tokyo Electron  6,200 2,557
Tokyo Gas  15,400 292
Tokyu  20,100 269
Toppan Printing  10,900 185
Toray Industries  56,300 371
Toshiba  17,100 736

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Tosoh  10,500 184
TOTO  5,900 306
Toyo Suisan Kaisha  3,300 126
Toyota Industries  6,100 512
Toyota Motor  88,258 7,923
Toyota Tsusho  8,800 416
Trend Micro  5,400 281
Tsuruha Holdings  1,500 177
Unicharm  16,400 658
United Urban Investment  123 181
USS  8,800 153
Welcia Holdings  3,600 123
West Japan Railway  6,500 353
Yakult Honsha  5,100 301
Yamada Holdings (2) 26,000 123
Yamaha  5,900 327
Yamaha Motor  11,200 280
Yamato Holdings  12,500 360
Yaskawa Electric  9,600 475
Yokogawa Electric  8,700 134
Z Holdings  107,500 538
ZOZO  5,200 177
Total Japan (Cost
$106,462
)
161,697
MALTA 0.0%
Common Stocks 0.0%
BGP Holdings (1)(3) 347,336 —
Total Malta (Cost
$–
)
—
NETHERLANDS 4.5%
Common Stocks 4.5%
ABN AMRO Bank, CVA (1) 16,970 198
Adyen (1) 821 2,225
Aegon  71,788 306
Akzo Nobel  7,813 965
ASM International  2,100 745
ASML Holding  17,456 13,343
Coca-Cola European Partners (USD)  8,300 515
EQT (SEK)  9,647 465
Heineken  10,933 1,273
Heineken Holding  4,619 454
ING Groep  162,315 2,083

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
JDE Peet's  3,016 101
Just Eat Takeaway.com (1) 7,465 663
Koninklijke Ahold Delhaize  44,569 1,385
Koninklijke DSM  7,172 1,446
Koninklijke KPN (2) 144,649 475
Koninklijke Philips  37,911 1,748
Koninklijke Vopak  2,821 119
NN Group  11,780 586
Prosus  20,282 1,810
Randstad  4,824 350
Wolters Kluwer  11,055 1,260
Total Netherlands (Cost
$16,313
)
32,515
NEW ZEALAND 0.2%
Common Stocks 0.2%
a2 Milk (1) 29,978 130
Auckland International Airport (1) 50,718 256
Fisher & Paykel Healthcare  23,284 513
Mercury NZ  24,777 114
Meridian Energy  51,549 187
Ryman Healthcare  17,685 163
Spark New Zealand  73,701 243
Total New Zealand (Cost
$1,003
)
1,606
NORWAY 0.6%
Common Stocks 0.6%
Adevinta (1) 11,115 214
DNB Bank  38,419 787
Equinor  40,555 790
Gjensidige Forsikring  8,098 185
Mowi  17,797 453
Norsk Hydro  53,954 359
Orkla  31,254 284
Schibsted, B Shares  3,969 184
Schibsted, Class A  2,994 159
Telenor  29,203 507
Yara International  6,992 368
Total Norway (Cost
$3,317
)
4,290

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
POLAND 0.0%
Common Stocks 0.0%
InPost (EUR) (1) 7,368 144
Total Poland (Cost
$145
)
144
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Espirito Santo (1)(3) 127,132 —
EDP - Energias de Portugal  112,451 583
EDP Renovaveis  12,174 286
Galp Energia  19,182 187
Jeronimo Martins  10,099 206
Total Portugal (Cost
$1,343
)
1,262
SINGAPORE 1.0%
Common Stocks 1.0%
Ascendas Real Estate Investment Trust  133,997 308
CapitaLand  103,100 306
CapitaLand Integrated Commercial Trust  183,522 291
City Developments  17,100 86
DBS Group Holdings  75,000 1,678
Genting Singapore  242,600 145
Keppel  58,400 236
Mapletree Commercial Trust  89,712 143
Mapletree Logistics Trust  116,000 181
Oversea-Chinese Banking  139,725 1,264
Sea, ADR (USD) (1) 600 166
Singapore Airlines (1) 53,732 201
Singapore Exchange  33,400 292
Singapore Technologies Engineering  62,600 185
Singapore Telecommunications  343,650 576
United Overseas Bank  49,020 948
UOL Group  17,352 93
Venture  11,100 156
Wilmar International  77,100 247
Total Singapore (Cost
$5,555
)
7,502

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
SOUTH AFRICA 0.0%
Common Stocks 0.0%
Thungela Resources (GBP) (1)(2) 4,967 15
Total South Africa (Cost
$7
)
15
SOUTH KOREA 0.0%
Common Stocks 0.0%
SillaJen (1) 1,907 18
Total South Korea (Cost
$213
)
18
SPAIN 2.3%
Common Stocks 2.3%
ACS Actividades de Construccion y Servicios  11,400 300
Aena (1) 3,043 485
Amadeus IT Group, A Shares (1) 18,746 1,229
Banco Bilbao Vizcaya Argentaria  277,465 1,776
Banco Santander  721,581 2,643
CaixaBank  180,347 536
Cellnex Telecom  21,202 1,383
Enagas  10,078 231
Endesa  12,861 312
Ferrovial  19,981 593
Grifols  12,174 310
Iberdrola (2) 246,375 2,965
Industria de Diseno Textil  45,392 1,540
Naturgy Energy Group (2) 12,104 312
Red Electrica  17,366 344
Repsol  62,315 683
Siemens Gamesa Renewable Energy (1) 9,653 269
Telefonica (2) 218,441 999
Total Spain (Cost
$18,283
)
16,910
SWEDEN 3.7%
Common Stocks 3.7%
Alfa Laval  12,621 527
Assa Abloy, B Shares  41,708 1,338
Atlas Copco, A Shares  29,518 1,999
Atlas Copco, B Shares  14,391 818
Boliden  11,075 432

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Electrolux, Series B  8,937 235
Embracer Group (1) 9,994 259
Epiroc, A Shares  31,751 740
Epiroc, Class B  11,324 227
Essity, Class B  25,324 828
Evolution Gaming Group  7,068 1,230
Fastighets AB Balder, B Shares (1) 4,376 302
Hennes & Mauritz, Class B (1) 31,646 662
Hexagon, B Shares  81,979 1,357
Husqvarna, B Shares  16,770 235
ICA Gruppen  4,072 201
Industrivarden, C Shares  10,839 415
Investment AB Latour, B Shares  5,995 234
Investor, B Shares  75,815 1,877
Kinnevik, Class B  9,795 427
L E Lundbergforetagen, B Shares  3,049 218
LM Ericsson, B Shares  121,457 1,401
Lundin Energy  8,329 260
Nibe Industrier, B Shares  57,834 691
Nordea Bank  133,225 1,560
Sandvik  46,978 1,225
Securitas, Class B  13,030 230
Sinch (1) 21,047 424
Skandinaviska Enskilda Banken, Class A  67,724 916
Skanska, Class B  14,156 400
SKF, Class B  15,413 410
Svenska Cellulosa, Class B  24,532 456
Svenska Handelsbanken, A Shares  62,996 710
Swedbank, A Shares  37,684 734
Swedish Match  65,680 588
Tele2, B Shares  19,738 290
Telia  107,844 473
Volvo, A Shares  7,706 187
Volvo, B Shares  60,138 1,418
Total Sweden (Cost
$15,602
)
26,934
SWITZERLAND 9.9%
Common Stocks 9.9%
ABB  72,177 2,639
Adecco Group  6,283 376
Alcon  20,794 1,514
Baloise Holding  1,877 296
Banque Cantonale Vaudoise  1,208 108
Barry Callebaut  145 368

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Chocoladefabriken Lindt & Spruengli  48 538
Chocoladefabriken Lindt & Spruengli, Registered Shares  4 463
Cie Financiere Richemont  21,722 2,780
Clariant  8,753 182
Credit Suisse Group  101,856 1,023
EMS-Chemie Holding  331 367
Geberit  1,541 1,265
Givaudan  384 1,917
Holcim  21,786 1,277
Julius Baer Group  9,062 598
Kuehne + Nagel International  2,247 758
Logitech International  7,203 791
Lonza Group  3,099 2,413
Nestle  119,885 15,181
Novartis  92,394 8,544
Partners Group Holding  944 1,613
Roche Holding  1,410 605
Roche Holding, Genusschein  29,184 11,274
Schindler Holding  1,676 543
Schindler Holding, Registered Shares  856 267
SGS  252 816
Sika  5,900 2,078
Sonova Holding  2,293 900
Straumann Holding  419 777
Swatch Group  1,187 396
Swatch Group, Registered Shares  2,446 159
Swiss Life Holding  1,332 687
Swiss Prime Site  3,048 324
Swiss Re  12,551 1,138
Swisscom  1,049 630
Temenos  2,683 426
UBS Group  152,554 2,513
Vifor Pharma  2,029 284
Zurich Insurance Group  6,261 2,524
Total Switzerland (Cost
$40,277
)
71,352
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
NMC Health (GBP) (1)(3) 3,218 —
Total United Arab Emirates (Cost
$125
)
—

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
UNITED KINGDOM 13.9%
Common Stocks 13.9%
3i Group  39,401 700
Admiral Group  8,025 379
Anglo American  53,886 2,388
Ashtead Group  18,697 1,399
Associated British Foods  14,425 401
AstraZeneca  54,624 6,277
Auto Trader Group (1) 39,257 356
AVEVA Group  4,608 251
Aviva  163,481 878
BAE Systems  133,986 1,074
Barclays  722,421 1,748
Barratt Developments  41,231 403
Berkeley Group Holdings  5,090 343
BHP Group  78,707 2,548
BP  846,692 3,399
British American Tobacco  90,695 3,373
British Land  34,219 242
BT Group (1) 371,411 895
Bunzl  13,637 505
Burberry Group  16,387 470
Coca-Cola HBC  8,035 303
Compass Group (1) 74,231 1,568
Croda International  5,613 657
Diageo  97,360 4,828
Direct Line Insurance Group  56,782 235
Entain (1) 23,596 595
Evraz  21,218 181
Experian  38,172 1,681
Ferguson  9,365 1,313
GlaxoSmithKline  209,352 4,133
Glencore  415,840 1,868
Halma  15,372 617
Hargreaves Lansdown  14,803 336
Hikma Pharmaceuticals  6,998 257
HSBC Holdings  847,589 4,679
Imperial Brands  39,382 843
Informa (1) 60,821 418
InterContinental Hotels Group (1) 7,410 489
Intertek Group  6,535 468
J Sainsbury  71,869 283
JD Sports Fashion  23,553 293
Johnson Matthey  7,764 321

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Kingfisher  84,656 435
Land Securities Group  29,312 288
Legal & General Group  248,315 900
Lloyds Banking Group  2,948,604 1,864
London Stock Exchange Group  13,511 1,409
M&G  104,306 327
Melrose Industries  196,713 437
Mondi  19,660 545
National Grid  147,689 1,888
Natwest Group  195,890 550
Next (1) 5,383 590
Ocado Group (1) 20,254 522
Pearson  30,202 364
Persimmon  12,914 521
Phoenix Group Holdings  24,948 235
Prudential  108,588 2,039
Reckitt Benckiser Group  29,660 2,269
RELX  80,411 2,364
Rentokil Initial  75,083 591
Rio Tinto  46,653 3,963
Rolls-Royce Holdings (1) 338,809 468
Royal Dutch Shell, A Shares  169,461 3,406
Royal Dutch Shell, B Shares  153,902 3,041
Sage Group  44,166 431
Schroders  5,033 256
Segro  49,584 838
Severn Trent  9,635 375
Smith & Nephew  36,499 745
Smiths Group  16,043 347
Spirax-Sarco Engineering  2,986 622
SSE (2) 43,367 869
St. James's Place  21,728 479
Standard Chartered  111,635 669
Standard Life Aberdeen  92,347 364
Taylor Wimpey  147,555 337
Tesco  321,733 1,042
Unilever (EUR)  59,145 3,409
Unilever  49,863 2,870
United Utilities Group  27,357 407
Vodafone Group  1,116,634 1,795
Whitbread (1) 8,172 345
Wm Morrison Supermarkets  97,381 362
WPP  49,614 642
Total United Kingdom (Cost
$97,200
)
100,615

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
UNITED STATES 0.1%
Common Stocks 0.1%
Wix.com (1) 2,300 687
Total United States (Cost
$590
)
687
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 0.04% (4)(5) 3,175,954 3,176
3,176
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.05%, 12/30/21 (6) 520,000 520
520
Total Short-Term Investments (Cost $3,696) 3,696
SECURITIES LENDING COLLATERAL
0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.9%
Short-Term Funds 0.9%
T. Rowe Price Short-Term Fund, 0.07% (4)(5) 660,726 6,607
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 6,607
Total Securities Lending Collateral (Cost $6,607) 6,607
Total Investments in Securities 100.5%
(Cost $520,970) $ 727,494
Other Assets Less Liabilities (0.5)% (3,884)
Net Assets 100.0% $ 723,610

T. ROWE PRICE International Equity Index Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2021.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At July 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CVA Dutch Certificate (Certificaten Van Aandelen)
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
SEK Swedish Krona
USD U.S. Dollar

T. ROWE PRICE International Equity Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 56 MSCI EAFE Index contracts 9/21 6,494 $ (120)
Net payments (receipts) of variation margin to date 83
Variation margin receivable (payable) on open futures contracts $ (37)

T. ROWE PRICE International Equity Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 1
T. Rowe Price Short-Term Fund, 0.07% — — — ++
Totals $ — # $ — $ 1 +
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 2,000 ¤ ¤ $ 3,176
T. Rowe Price Short-Term Fund,
0.07% 11,466 ¤ ¤ 6,607
Total $ 9,783 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,783.

T. ROWE PRICE International Equity Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Equity Index Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Equity Index Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE International Equity Index Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Equity Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F135-054Q3 07/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,946 $ 700,674 $ — $ 703,620
Equity Mutual Funds 9,021 — — 9,021
Preferred Stocks — 4,550 — 4,550
Short-Term Investments 3,176 520 — 3,696
Securities Lending Collateral 6,607 — — 6,607
Total $ 21,750 $ 705,744 $ — $ 727,494
Liabilities
Futures Contracts* $ 120 $ — $ — $ 120
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.